Share Based Payment (Tables)	12 Months Ended
Dec. 31, 2018
Share Based Payment
Schedule of company's grants under the Plan

Date of grant	Options amount		Exercise price	Fair value at the date of grant	Volatility	Risk free interest	Expected term
			NIS / $	in thousand $			In years
January 18, 2016	443,460	1 2	0.3985 $	1,002	59.22%	3.08%	10
August 28, 2016	779,296		5.137 NIS	607	59.22%	1.62%	10
August 28, 2016	50,000		5.137 NIS	26	59.22%	0.96%	3
September 15, 2016	171,408	[3]	4.887 NIS	102	59.22%	1.99%	10
March 29, 2017	747,896	[4]	6.371-6.588 NIS	655	47.40%	2.31%	10
July 24, 2017	641,744		6.976 NIS	784	68.07%	2.05%	10
August 8, 2017	100,000		7.50 NIS	85	68.03%	1.95%	0.5
August 29, 2017	500,000		5.655 NIS	473	68.17%	1.81%	10
November 27, 2017	305,008		4.30 NIS	163	65.80%	1.98%	10
June 20, 2018	670,048		1.49-2.97 NIS	130	75.50%	2.24%	10
June 20, 2018	230,000		1.43 NIS	72	75.30%	2.24%	10

* The early exercise multiple used in the valuations for grants during 2016, 2017 and 2018 is 2.5 for each offeree

** Volatility until March 29, 2017 grant is based on volatility data of share price of software companies for periods matching the expected term of the option until exercise. As of July 24, 2017 grant, Volatility is based on volatility data of the traded share price of the Company.

[1]	Originally 1,178,000 were granted by Safe-T, and then were replaced with 443,460 options of the Company
[2]	Outofwhich 143,322 options were granted to the CEO and 12,799 options to an employee, who is a relative of the Chairman of the Board of Directors
[3]	Outofwhich 131,840 options granted to the Company’s CEO, 28,240 options granted to a member of the Company’s Board of Directors and 11,328 options granted to an employee, who is a relative of the Chairman of the Board of Directors.
[4]	Outofwhich 100,000 options were granted to the Company’s CEO at an exercise price of 6.588 NIS and approved by the Company’s shareholders on August 8, 2017.

Schedule of share options outstanding and weighted average exercise prices

	2018		2017		2016
	Number	Average	Number	Average	Number	Average
	of	exercise	of	Exercise	of	Exercise
	options	price	options	Price	options	Price
		$		$		$
Outstanding at beginning of year:	4,055,260	1.26	2,384,909	0.84	1,099,240	0.49
Granted	900,048	0.46	2,194,648	1.70	1,444,164	1.07
Exercised	(179,257)	0.57	(159,648)	0.51	(4,235)	0.40
Forfeited	(955,356)	1.23	(351,810)	1.52	(78,734)	0.51
Expired	(348,148)	1.13	(12,839)	1.12	(75,526)	0.46
Outstanding at end of year	3,472,547	1.11	4,055,260	1.26	2,384,909	0.84
Exercisable at end of year	1,879,377	0.89	1,552,660	0.74	1,061,645	0.55

Schedule of information about exercise price and remaining contractual life of options outstanding

	2018		2017		2016
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	outstanding	remaining	outstanding	remaining	outstanding	remaining
Exercise	at	contractual	at	contractual	at	contractual
Prices	end of year	Life	end of year	Life	end of year	Life
$		Years		Years		Years
0.40	295,392	5.39	336,802	6.32	382,475	7.23
0.40	322,783	6.25	341,606	7.25	351,606	8.26
0.40	261,634	7.05	372,310	8.05	407,698	9.05
0.41	370,016	9.48	-	-	-	-
0.41	200,000	9.48	-	-	-	-
0.61	18,823	6.01	162,694	7.01	248,458	8.01
0.82	100,000	9.48	-	-	-	-
1.22	270,000	8.91	305,008	9.91	-	-
1.24	431,408	7.66	-	-	-	-
1.24	155,561	7.71	-	-	-	-
1.24	322,896	8.24	-	-	-	-
1.24	230,016	8.56	-	-	-	-
1.24	100,000	8.32	-	-	-	-
1.24	150,000	8.66	-	-	-	-
1.28	-	-	162,912	8.71	171,408	9.71
1.37	3,393	7.66	614,288	8.66	773,264	9.66
1.58	50,000	8.66	450,000	9.67	-	-
1.73	50,000	0.66	50,000	1.66	50,000	2.66
1.76	28,125	8.25	547,896	9.25	-	-
1.83	-	-	100,000	9.32	-	-
1.94	112,500	8.56	611,744	9.57	-	-
	3,472,547		4,055,260		2,384,909

Schedule of expenses recognized in the financial statements
	Year ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
Share-based payment plans	381	1,318	1,818